UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

	Greenspring Fund, Incorporated

	SCHEDULE OF INVESTMENTS at September 30, 2007 (unaudited)

	Shares			Value
	COMMON STOCKS: 59.2%

	Building Products: 0.1%
	17,300	Griffon Corp.*		$261,230

	Business & Professional Services: 5.3%
	282,800	FTI Consulting, Inc.*		14,227,668

	Commerical Banks: 3.6%
	40,074	American National Bankshares, Inc.		890,444
	388,801	Cardinal Financial Corp.		3,884,122
	152,315	First Mariner Bancorp, Inc.*		1,439,377
	759	Fulton Financial Corp.		10,914
	25,000	Middleburg Financial Corp.		746,750
	30,000	Patriot National Bancorp, Inc.		600,000
	26,190	Provident Bankshares Corp.		820,533
	27,500	Southern National Bancorp of Virginia*		342,650
	14,476	SunTrust Banks, Inc.		1,095,399
				9,830,189

	Communications Equipment: 3.0%
	761,741	Radyne Corp.*		8,028,750

	Computer Storage & Peripherals: 0.5%
	75,000	Neoware Systems, Inc.*		1,216,500

	Construction & Engineering: 5.7%
	135,600	EMCOR Group, Inc.*		4,252,416
	227,700	Michael Baker Corp.*		11,159,577
				15,411,993

	Diversified Financial Services: 4.0%
	272,149	CIT Group, Inc.		10,940,390

	Diversified Gas Utilities: 2.3%
	108,400	Energen Corp.		6,191,808

	Electric Utilities: 1.7%
	99,000	PPL Corp.		4,583,700

	Electrical Equipment: 2.8%
	17,400	Emerson Electric Co.		926,028
	250,000	Lamson & Sessions Co.*		6,740,000
				7,666,028

	Energy Equipment & Services: 2.0%
	327,063	Horizon Offshore, Inc.*		5,396,540

	Environmental Services: 2.9%
	363,000	Allied Waste Industries, Inc.*		4,628,250
	108,500	Waste Industries USA, Inc.		3,105,270
				7,733,520

	Household & Personal Products: 1.0%
	249,950	Prestige Brands Holdings, Inc.*		2,744,451

	Industrial Distribution: 2.7%
	155,000	Watsco, Inc.		7,196,650

	Insurance: 9.1%
	136,100	Assurant, Inc.		7,281,350
	666,625	KMG America Corp.*		3,946,420
	34,450	PartnerRe, Ltd.#		2,721,206
	226,184	United America Indemnity, Ltd.#*		4,865,218
	201,050	W.R. Berkley Corp.		5,957,111
				24,771,305

	Machinery: 0.2%
	20,000	Pentair, Inc.		663,600

	Metals & Mining: 1.6%
	86,000	Brush Engineered Materials, Inc.*		4,462,540

	Oil & Gas Exploration & Production: 5.2%
	40,300	CNX Gas Corp.*		1,159,431
	5,626	ConocoPhillips		493,794
	22,280	EOG Resources, Inc.		1,611,512
	92,000	Rosetta Resources, Inc.*		1,687,280
	96,000	Suncor Energy, Inc.#		9,101,760
				14,053,777

	Real Estate: 0.2%
	4,500	First Potomac Realty Trust		98,100
	27,500	Urstadt Biddle Properties, Inc. - Class A		425,425
				523,525

	Semiconductors & Semiconductor Equipment: 0.2%
	34,093	Rudolph Technologies, Inc. *		471,506

	Thrifts & Mortgage Finance: 0.4%
	3,500	OceanFirst Financial Corp.		61,005
	30,000	Washington Mutual, Inc.		1,059,300
				1,120,305

	Transportation: 4.7%
	141,287	Rush Enterprises, Inc. - Class A*		3,581,625
	197,199	Rush Enterprises, Inc. - Class B*		4,705,168
	28,200	SAIA, Inc.*		466,146
	360,350	Wabash National Corp.		4,068,352
				12,821,291

	TOTAL COMMON STOCKS
	(cost $110,347,541)			160,317,266

	INVESTMENT COMPANIES: 2.3%

	385,762	NGP Capital Resources Co.
		(cost $5,228,882)		6,260,917

	Principal			Value
	CONVERTIBLE BONDS: 21.8%

	Automotive: 0.4%
	$1,038,000	Sonic Automotive, Inc., 5.250%, 5/7/09		$1,022,430

	Communications Equipment: 4.2%
	11,502,000	Ciena Corp., 3.750%, 2/1/08		11,473,245

	Diversified Telecommunication Services: 4.5%
	10,327,000	Level 3 Communications, Inc., 6.000%, 9/15/09		9,875,194
	2,503,000	Level 3 Communications, Inc., 6.000%, 3/15/10		2,334,048
				12,209,242

	Energy Equipment & Services: 2.8%
	7,647,000	Hanover Compressor Co., 4.750%, 3/15/08		7,589,648

	Environmental Services: 0.7%
	1,975,000	Allied Waste Industries, Inc., 4.250%, 4/15/34		1,883,656

	Media: 2.1%
	5,933,000	Getty Images, Inc., 0.500%, 6/9/23		5,717,929

	Pharmaceuticals: 4.5%
	9,866,000	Nektar Therapeutics, 3.500%, 10/17/07		9,792,005
	2,500,000	Sepracor, Inc., 0.000%, 10/15/24		2,240,625
				12,032,630

	Semiconductor Equipment: 2.6%
	7,015,000	Agere Systems, Inc., 6.500%, 12/15/09		7,120,225

	TOTAL CONVERTIBLE BONDS
	(cost $58,903,132)			59,049,005

	CORPORATE BONDS: 9.7%

	Automotive: 0.9%
	2,091,000	Goodyear Tire & Rubber, 11.250%, 3/1/11		2,250,439
	115,000	Sonic Automotive, Inc., 8.625%, 8/15/13		114,138
				2,364,577

	Commercial Banks: 1.3%
	3,000,000	National Westminster Bank, 7.750%, 4/29/49		3,005,733
	500,000	Union Planters Bank, 6.500%, 3/15/08		503,681
				3,509,414

	Diversified Telecommunication Services: 1.4%
	426,000	Level 3 Communications, 11.000%, 3/15/08^		428,341
	3,379,000	Qwest Capital Funding, Inc., 6.375%, 7/15/08		3,395,895
				3,824,236

	Electric Utilities: 0.1%
	307,000	Dominion Resources, Inc., 8.125%, 6/15/10		329,608

	Electrical Equipment: 0.2%
	434,000	Thomas & Betts Corp., 6.625%, 5/7/08		435,976

	Environmental Services: 0.2%
	426,000	Allied Waste Industries, Inc., 7.875%, 4/15/23		441,975

	Machinery: 0.1%
	145,000	Briggs & Stratton Corp., 8.875%, 3/15/11		155,513

	Media: 0.4%
	1,230,000	Time Warner, Inc., 7.480%, 1/15/08		1,236,927

	Office Electronics: 3.0%
	50,000	Xerox Corp., 9.750%, 1/15/09		52,530
	7,740,000	Xerox Corp., 7.625%, 6/15/13		8,043,632
				8,096,162

	Oil & Gas Exploration & Production: 0.2%
	579,000	EOG Resources, Inc., 6.500%, 12/1/07		579,401

	Real Estate: 0.1%
	400,000	Kimco Realty Corp., 7.860%, 11/1/07		400,708

	Transportation: 1.8%
	4,896,000	YRC Worldwide, Inc., 6.933%, 5/15/08		4,886,061

	TOTAL CORPORATE BONDS
	(cost $26,264,084)			26,260,558

	Shares			Value
	SHORT-TERM INVESTMENTS: 6.7%

	Money Market Investments: 6.7%
	5,582,669	AIM Liquid Assets		$5,582,669
	12,581,093	AIM STIC Prime Portfolio		12,581,093
				18,163,762

	TOTAL SHORT-TERM INVESTMENTS
	(cost $18,163,762)			18,163,762

	TOTAL INVESTMENTS IN SECURITIES
	(cost $218,907,401): 99.7%			270,051,508
	Other Assets less Liabilities: 0.3%			918,262

	NET ASSETS:	100.0%		$270,969,770

*	Non-income producing security.
#	U.S. security of foreign issuer.
^	Security valued at fair value by the Fund's adviser under the supervision of the Fund's Board of Directors.

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows+:

		Cost of investments	$219,044,233
		Gross unrealized appreciation	58,818,883
		Gross unrealized depreciation	(7,811,608)
		Net unrealized appreciation	$51,007,275

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information,
	please refer to the Notes to Financial Statements in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)   /s/ Charles vK. Carlson
                                                   Charles vK. Carlson, Chief Executive Officer

Date   November 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Charles vK. Carlson
                                                   Charles vK. Carlson, Chief Executive Officer

Date   November 19, 2007

By (Signature and Title)*  /s/ Michael J. Fusting
                                                     Michael J. Fusting, Chief Financial Officer

Date   November 19, 2007

* Print the name and title of each signing officer under his or her signature.